BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Purchase price calculation as of the acquisition dates
The following table provides the purchase price calculation as of the acquisition date and the identifiable assets purchased and the liabilities assumed at their estimated fair value. These fair value measurements are based on third-party valuations.

2015
(Dollars in thousands)	Oak Street
Purchase consideration
Cash consideration	$110,000
Payoff of long-term borrowings	197,839
Total purchase consideration	$307,839

Assets acquired
Cash	$2,248
Loans	237,377
Intangible assets	813
Other assets	2,633
Total assets	$243,071

Liabilities assumed
Other liabilities	1,577
Total liabilities	$1,577

Net identifiable assets	$241,494
Goodwill	$66,345